Stock Options and Warrants (Details) - Schedule of the warrant activity - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of The Warrant Activity Abstract
Warrants, Outstanding - beginning of period	162,703,869	20,912,852	20,912,852	10,000,000
Weighted average exercise price, Outstanding - beginning of period	$ 0.048	$ 0.007	$ 0.007	$ 0.007
Warrants, Issued			240,000,001	10,912,852
Weighted average exercise price, Issued			$ 0.037	$ 0.007
Warrants, Exercised			(98,208,984)
Weighted average exercise price, Exercised			$ 0.007
Warrants, Forfeited
Weighted average exercise price, Forfeited
Warrants, Outstanding - end of period			162,703,869	20,912,852
Weighted average exercise price, Outstanding - end of period			$ 0.048	$ 0.007
Warrants, Exercisable at the end of period			162,703,869	20,912,852
Weighted average exercise price, Exercisable at the end of period			$ 0.048	$ 0.007
Weighted average exercise price, Weighted average fair value of warrants granted during the period	$ 7,792,900	$ 8,720,357	$ 7,792,900	$ 98,343